Derivatives and hedge accounting - Carrying amount of hedged items in fair value hedges (Details) - Fair-value hedges - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying amounts of hedge items
Book value assets	kr 28,116	kr 26,923
Fair value hedge adjustments, assets	(1,648)	782
Book value liabilities	235,370	216,242
Fair value hedge adjustments, liabilities	(9,312)	1,183
Loans in the form of interest-bearing securities
Carrying amounts of hedge items
Book value assets	12,757	11,035
Fair value hedge adjustments, assets	(1,089)	278
Loans to credit institutions
Carrying amounts of hedge items
Book value assets	988	1,019
Fair value hedge adjustments, assets	(45)	(23)
Loans to the public
Carrying amounts of hedge items
Book value assets	14,371	14,869
Fair value hedge adjustments, assets	(514)	527
Debt securities issued
Carrying amounts of hedge items
Book value liabilities	235,370	216,242
Fair value hedge adjustments, liabilities	kr (9,312)	kr 1,183